Trade Payables and Other - Summary of Trade Payables and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Accounts payable and accrued liabilities	$ 4,970	$ 5,741
Dividends payable	4,154	4,537
Withholding taxes payable	1,821	726
Other payables	5,282	5,189
Total trade payables and other	$ 16,227	$ 16,193